Average Annual Total Returns	12 Months Ended
Dec. 31, 2012
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.05%
Five Years	7.85%
Since Inception	7.41%
Inception Date	Jan. 26, 2006
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.07%
Since Inception	8.30%
Inception Date	Nov. 30, 2011
Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.63%
Five Years	10.20%
Since Inception	8.89%
Inception Date	Feb. 02, 2006
Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.65%
Since Inception	10.09%
Inception Date	Oct. 06, 2011
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.08%
Since Inception	2.02%
Inception Date	Sep. 27, 2011
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.10%
Since Inception	2.05%
Inception Date	Sep. 29, 2011
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.18%
Five Years	5.95%
Ten Years	5.21%
Inception Date	Sep. 18, 1995
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.20%
Five Years	5.96%
Ten Years	5.22%
Inception Date	Sep. 18, 1995
Return After Taxes on Distributions | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	5.51%
Five Years	6.16%
Since Inception	5.67%
Return After Taxes on Distributions | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.76%
Five Years	8.17%
Since Inception	6.87%
Return After Taxes on Distributions | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.47%
Since Inception	1.33%
Return After Taxes on Distributions | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	3.07%
Five Years	4.50%
Ten Years	3.62%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.95%
Five Years	5.80%
Since Inception	5.38%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	5.85%
Five Years	7.60%
Since Inception	6.46%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.40%
Since Inception	1.37%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.78%
Five Years	4.25%
Ten Years	3.52%
Barclays U.S. Aggregate Bond Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.21%
Five Years	5.95%
Ten Years	5.18%
Barclays U.S. Aggregate Bond Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.21%
Five Years	5.95%
Ten Years	5.18%
Barclays U.S. 5-10 Year Gov Credit Bond Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.21%
Five Years	7.78%
Since Inception	7.29%
Barclays U.S. Long Gov Credit Bond Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.78%
Five Years	10.16%
Since Inception	8.83%
Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.32%
Five Years	none
Ten Years	none
Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.32%
Five Years	none
Ten Years	none
Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.24%
Since Inception	2.10%
Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.24%
Since Inception	2.11%
Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.22%
Five Years	none
Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.22%
Since Inception	8.31%
Barclays U.S. Long Gov Credit Float Adjusted Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.79%
Five Years	none
Barclays U.S. Long Gov Credit Float Adjusted Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.79%
Since Inception	9.96%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.32%
Five Years	5.99%
Ten Years	5.20%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.32%
Five Years	5.99%
Ten Years	5.20%
Spliced Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.22%
Five Years	7.78%
Since Inception	7.30%
Spliced Barclays U.S. Long Gov Credit Float Adjusted Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.79%
Five Years	10.16%
Since Inception	8.82%